Subsequent events (Tables)	12 Months Ended
Dec. 31, 2021
Events After Reporting Period [Abstract]
Schedule of future expected payments for purchase commitments
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of December 31, 2021 (1):

As of December 31,
Amounts in thousands of US dollars	2021
Less than 1 month	$610
1-3 months	4,861
3 months to 1 year	9,006
1-5 years	7,325
5+ years	—
Total	$21,802
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.